Contract Balances, Performance Obligations and Contract Costs (Details) $ in Millions	Jan. 31, 2023 USD ($)
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Remaining performance obligation, Amount	$ 343.8
Remaining performance obligation, Percentage	80.00%
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2025-01-31
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Remaining performance obligation, Period (Month)	24 months